EQUITY	12 Months Ended
Dec. 31, 2022
EQUITY:
EQUITY

NOTE 15: EQUITY

a.	Composition of share capital:

	December 31, 2022		December 31, 2021
		Issued and		Issued and
	Authorized	outstanding	Authorized	outstanding
Number of shares
Ordinary shares of NIS 0.04 par value each	120,000,000	33,053,323	120,000,000	32,911,134

b.	Movement in share capital:

Issued and outstanding capital:

	Number of	NIS par
	shares	value
Balance as of January 1, 2022	32,911,134	1,316,445
Vesting of restricted shares	142,189	5,688

Balance as of December 31, 2022	33,053,323	1,322,133

c.	Rights attached to shares:

Ordinary shares confer their holders’ rights to receive dividends in cash and in Company’s shares, right to nominate the Company’s directors and rights to participate in distribution of dividends upon liquidation in proportion to their holdings. Also, Ordinary shareholders have one vote at the shareholders’ meeting such that each share confers one vote to its holder.

d.	Capital management in the Company:

The Company’s capital management objectives are to preserve the Group’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties.

The Company is not under any minimal equity requirements, nor is it required to attain a certain level of capital return.